Supplement dated October 1, 2013 to the Wilmington Funds (the “Trust”)

Prospectus dated August 31, 2013 (the “Prospectus”)

Effective October 1, 2013, the information in the Prospectus will be amended, supplemented or replaced as follows:

The following amends and replaces information in the last paragraph under the heading “Who Manages The Funds” in the “Who Manages the Funds” section on page 112 of the Prospectus.

In addition to the investment management services provided by WFMC, WFMC, in its role as co-administrator, provides the Funds with certain administrative personnel and services necessary to operate the Funds and is entitled to receive a maximum fee of 0.040% of the Funds’ average daily net assets for such administrative personnel and services.

Please keep this Supplement for future reference

SP-WT-PRO-001-1013

Supplement dated October 1, 2013 to the Wilmington Funds Statement of Additional Information dated August 31, 2013 (the “SAI”)

Effective October 1, 2013, the information in the SAI will be amended, supplemented or replaced as follows:

The following amends and replaces information in the “Who Manages and Provides Services to the Funds?” section on page 118 of the SAI.

CO-ADMINISTRATORS, TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

BNYM and WFMC serve as co-administrators to the Trust and provide the Funds with certain administrative personnel and services necessary to operate the Funds.

Fees payable to BNYM for such services are based on assets and volume of transactions.

Fees Payable to WFMC:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Wilmington Funds
0.040%	on the first $5 billion
0.030%	on the next $2 billion ($5-7 billion)
0.025%	on the next $3 billion ($7–10 billion)
0.018%	on assets in excess of $10 billion

BNY Mellon Investment Servicing (US) Inc., a registered transfer agent, serves as transfer and dividend disbursing agent to the Trust, and receives a separate fee from the Funds for these transfer agency services.

Please keep this Supplement for future reference

SP-WT-SAI-001-1013